Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

We are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Principal Executive officer (“PEO”) (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (4)	Net Income (Loss) (millions) (5)
2025	$1,006,759	$1,112,678	$516,483	$564,946	$38	$(7.2)
2024	$464,728	$488,181	$398,542	$407,151	$7	$(6.2)
2023	$549,561	$531,086	$366,026	$354,350	$9	$(8.4)

(1)

The dollar amounts reported are the amounts of total compensation reported for Dr. Nijhawan (our Chief Executive Officer/PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”

(2)

The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 1,006,759	$ 464,728	$ 549,561
PEO Actually Paid Compensation Amount	$ 1,112,678	488,181	531,086
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for PEO and Non-PEO NEOs	$1,006,759	$516,483	$464,728	$398,542	$549,561	$366,026
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table*	(522,913)	(217,557)	(144,454)	-	(153,669)	(98,378)
Fair value at year end of equity awards granted during the year that were unvested as of the end of the year	486,590	224,819	-	-	48,560	31,699
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(8,192)	(1,754)	10,851	4,507	(6,979)	(3,645)
Fair value of equity awards granted and vested during the year	163,514	45,646	144,454	-	85,805	54,075
Change in fair value of equity awards granted in prior years that vested during the year	(13,080)	(2,691)	12,602	4,102	7,808	4,573

Compensation Actually Paid Totals	$1,112,678	$564,946	$488,181	$407,151	$531,086	$354,350

*

For 2025, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO) as partial payment of salary, which is reflected in the “Salary” column of the Summary Compensation Table for such year.

For 2024, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO) as partial payment of salary, which is reflected in the “Salary” column of the Summary Compensation Table for such year.

For 2023, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO), Mr. Brooks (Non-PEO) and Ms. Niffenegger (Non-PEO) as partial payment of each of their bonuses, which is reflected in the "Bonus" column of the Summary Compensation Table for such year.

(3)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Nijhawan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Nijhawan) included for purposes of calculating the average amounts in each applicable year are as follows: for 2025, Dr. Brooks, Mr. Weiler and Nr. Lemieux, for 2024, Mr. Lemieux and Dr. Brooks, for 2023 and Mr. Lemieux, Dr. Brooks and Ms. Niffenegger. Mr. Weiler was appointed Chief Financial Officer effective May 1, 2025.

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on shares or option awards in 2025, 2024 or 2023.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 516,483	398,542	366,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 564,946	407,151	354,350
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for PEO and Non-PEO NEOs	$1,006,759	$516,483	$464,728	$398,542	$549,561	$366,026
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table*	(522,913)	(217,557)	(144,454)	-	(153,669)	(98,378)
Fair value at year end of equity awards granted during the year that were unvested as of the end of the year	486,590	224,819	-	-	48,560	31,699
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(8,192)	(1,754)	10,851	4,507	(6,979)	(3,645)
Fair value of equity awards granted and vested during the year	163,514	45,646	144,454	-	85,805	54,075
Change in fair value of equity awards granted in prior years that vested during the year	(13,080)	(2,691)	12,602	4,102	7,808	4,573

Compensation Actually Paid Totals	$1,112,678	$564,946	$488,181	$407,151	$531,086	$354,350

*

For 2025, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO) as partial payment of salary, which is reflected in the “Salary” column of the Summary Compensation Table for such year.

For 2024, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO) as partial payment of salary, which is reflected in the “Salary” column of the Summary Compensation Table for such year.

For 2023, includes the fair value of restricted share units issued to Dr. Nijhawan (PEO), Mr. Brooks (Non-PEO) and Ms. Niffenegger (Non-PEO) as partial payment of each of their bonuses, which is reflected in the "Bonus" column of the Summary Compensation Table for such year.

(3)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Nijhawan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Nijhawan) included for purposes of calculating the average amounts in each applicable year are as follows: for 2025, Dr. Brooks, Mr. Weiler and Nr. Lemieux, for 2024, Mr. Lemieux and Dr. Brooks, for 2023 and Mr. Lemieux, Dr. Brooks and Ms. Niffenegger. Mr. Weiler was appointed Chief Financial Officer effective May 1, 2025.

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on shares or option awards in 2025, 2024 or 2023.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance

A portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and Compensation Actually Paid tends to be directionally aligned with changes in our total shareholder return (“TSR”).

While we are required by SEC rules to disclose the relationship between our net income (loss) and Compensation Actually Paid to our NEOs, this is not a metric our compensation committee currently uses in evaluating our NEOs’ compensation as we are a clinical stage biopharmaceutical company that has not generated revenues from the sale of products.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	$ 38	7	9
Net Income (Loss)	$ (7,200,000)	$ (6,200,000)	$ (8,400,000)
PEO Name	Dr. Nijhawan	Dr. Nijhawan	Dr. Nijhawan
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (522,913)	$ (144,454)	$ (153,669)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,590	0	48,560
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,192)	10,851	(6,979)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,514	144,454	85,805
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,080)	12,602	7,808
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,557)	0	(98,378)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,819	0	31,699
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,754)	4,507	(3,645)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,646	0	54,075
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,691)	$ 4,102	$ 4,573